OPERATING LEASE - Summary of Operating Lease Assets and Liabilities (Detail) - Mar. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Assets and Liabilities, Lessee [Abstract]
Right of use assets	¥ 417,556	$ 60,801
Operating lease liabilities, current	228,655	33,295
Operating lease liabilities, noncurrent	188,901	$ 27,506
Present value of lease liabilities	¥ 417,556